(Losses) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2018	2017
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	15,317	(139,651)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2018	2017
Basic:
Weighted average number of common shares outstanding	100,628	100,581

Dilutive:
Dilutive impact of share options	100	—
Weighted average number of common shares outstanding	100,728	100,581

Earnings (loss) per share are as follows:

	Six months ended June 30,
	2018	2017
Basic	$0.15	$(1.39)
Diluted	$0.15	$(1.39)